Inventory (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory [Line Items]
Total inventory	$ 477,077	$ 76,109	$ 172,363
Feed
Inventory [Line Items]
Total inventory	120,639	24,288	60,161
Eggs
Inventory [Line Items]
Total inventory	65,325	0	73,967
Packaging
Inventory [Line Items]
Total inventory	0	8,913	0
Fish in process
Inventory [Line Items]
Total inventory	$ 291,113	$ 42,908	$ 38,235